Schedule of shareholder convertible loans (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
Balance at January 1	$ 9,380,301	$ 19,078,367
Loss from change in fair-value of convertible shareholder loan	5,951,087	4,646,994
Conversion to common shares		(20,694,791)
Borrowings	7,573,800	5,597,550
Foreign exchange impacts	(345,064)	752,181
Balance at December 31	$ 22,560,124	$ 9,380,301